UNITED STATES
                        SECURIIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2005

Check here if Amendment [ ];   Amendment Number: ______

This Amendment (check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Courage Capital Management, LLC
          -------------------------------
Address:  4400 Harding Road
          -------------------------------
          Nashville, TN  37205-2290
          -------------------------------

Form 13F File Number:   28-10362

The institutional investment manager filing this report and the person by whom it is signed hereby request that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:   Richard C. Patton
        -----------------------
Title:  Chief Manager
        -----------------------
Phone:  615-298-7606
        -----------------------

Signature, Place and Date of Signing:

/s/ Richard C. Patton          Nashville, TN               November 14, 2005
----------------------         -------------               -----------------
[Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Number of Other Included Managers:             0
                                          ----------

Form 13F Information Table Entry Total:       55
                                          ----------

Form 13F Information Table Value Total:    $709,741
                                          ----------
                                          (thousands)

List of Other Included Managers:  Not Applicable

           FORM 13F INFORMATION TABLE

           COLUMN 1                   COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8
---------------------------------  --------------    --------  --------  -----------------  ----------  -------- -----------------

                                                                VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
                  NAME OF ISSUER     TITLE OF CLASS  CUSIP     (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS SOLE SHARED  NONE
                  --------------     --------------  -----     --------  -------  --- ----  ----------  -------- ---- ------  ----

ALLIANCE CAP MGMT HLDG LP            UNIT LTD PRTN  01855A101   44524    930,500  SH        DEFINED (1)           X

ANHEUSER BUSCH COMPANIES INC         COM            035229103    2049     47,600  SH        DEFINED (1)           X

ANHEUSER B JAN 040**** LONG TERM
 OPTIONS EXP 01/20/07                COM            035229103   24791    576,000  SH  CALL  DEFINED (1)           X

ANHEUSER B JAN 060**** LONG TERM
 OPTIONS EXP 01/20/07                COM            035229103   12912    300,000  SH  CALL  DEFINED (1)           X

ANHEUSER B JAN 050**** LONG TERM
 OPTIONS EXP 01/21/06                COM            035229103    1291     30,000  SH  CALL  DEFINED (1)           X

ANNTAYLOR STORES CORP                COM            036115103    9842    370,700  SH        DEFINED (1)           X

ARCH COAL INC                        COM            039380100       5         68  SH        DEFINED (1)           X

BANK OF AMERICA CORP                 COM            060505104    4421    105,000  SH        DEFINED (1)           X

BP PLC SPONSORED ADR                 COM            055622104    5314     75,000  SH        DEFINED (1)           X

CBRL GROUP INC                       COM            12489V106   47470  1,410,287  SH        DEFINED (1)           X

CBRL GROUP INC JAN 040 LT OPTIONS    COM            12489V106    6012    178,600  SH  PUT   DEFINED (1)           X
 EXP 01/21/06

CBRL GROUP INC DEC 50.00             COM            12489V106     909     27,000  SH  CALL  DEFINED (1)           X

CHEVRON CORPORATION                  COM            166764100    9062    140,000  SH        DEFINED (1)           X

CLAIRES STORES INC (FLA)             COM            179584107   10456    433,300  SH        DEFINED (1)           X

CONSOL ENERGY INC                    COM            20854P109   63624    834,200  SH        DEFINED (1)           X

CONSOL ENERGY JAN 030 LT OPTION
 EXP 1/20/07                         COM            20854P109     763     10,000  SH  CALL  DEFINED (1)           X

CONSOL ENERGY JAN 030 LT OPTION
 EXP 1/21/06                         COM            20854P109    6102     80,000  SH  CALL  DEFINED (1)           X

CONSOL ENERGY JAN 040 LT OPTION
 EXP 1/20/07                         COM            20854P109    1068     14,000  SH  CALL  DEFINED (1)           X

COPART INC                           COM            217204106    4774    200,000  SH        DEFINED (1)           X

CORINTHIAN COLLEGES INC              COM            218868107   10948    825,000  SH        DEFINED (1)           X

CORINTHIAN C JAN 12.50**** LONG TERM
 OPTIONS EXP 01/20/07                COM            218868107    6555    494,000  SH  PUT   DEFINED (1)           X

CORINTHIAN C JAN 010**** LONG TERM
 OPTIONS EXP 01/20/07                COM            218868107   15770  1,188,400  SH  CALL  DEFINED (1)           X

CORRECTIONS CORP AMER COM NEW        COM NEW        22025Y407   33225    836,905  SH        DEFINED (1)           X

ENTERTAINMENT PPTYS TR               COM SH BEN INT 29380T105    8069    180,800  SH        DEFINED (1)           X

FPL GROUP INC                        COM            302571104     286      6,000  SH        DEFINED (1)           X

GENERAL MTRS JAN 030**** LONG TERM
 OPTIONS EXP 01/21/06                COM            370442105     765     25,000  SH  PUT   DEFINED (1)           X

GOOGLE INC CL A                      CLA            38259P508   12658     40,000  SH        DEFINED (1)           X

GOOGLE INC JAN 270**** LONG TERM
 OPTIONS EXP 01/20/07                COM            38259P508   12658     40,000  SH  PUT   DEFINED (1)           X

GREEN MOUNTAIN POWER CORP            COM            393154109     329     10,000  SH        DEFINED (1)           X

HASBRO INC                           COM            418056107    9108    463,500  SH        DEFINED (1))          X

INGRAM MICRO INC-CL A                CL A           457153104    8308    448,100  SH        DEFINED (1)           X

INTERNATIONAL SPEEDWAY CORP CL A     CL A           460335201    6289    119,862  SH        DEFINED (1)           X

INTERNATIONAL SPEEDWAY JAN 035 AMEX
 LONG TERM OPTIONS EXP 01/21/06      COM            460335201   13301    253,500  SH  CALL  DEFINED (1)           X

JO-ANN STORES INC                    COM            47758P307    1211     70,000  SH        DEFINED (1)           X

KFX INC                              COM            48245L107    2291    133,828  SH        DEFINED (1)           X

KOREA ELECTRIC POWER                 SPONSORED ADR  500631106      18      1,000  SH        DEFINED (1)           X

KRISPY KRME DOUGHNUTS INC            COM            501014104   36382  5,811,900  SH        DEFINED (1)           X

LAS VEGAS SANDS CORP                 COM            517834107      82      2,500  SH        DEFINED (1)           X


MASSEY ENERGY CORP                   COM            576206106   49936    977,800  SH        DEFINED (1)           X

MASSEY ENRGY JAN 035 CBOE            COM            576206106    2554     50,000  SH  PUT   DEFINED (1)           X

NATIONWIDE HEALTH PPTYS INC          COM            638620104     426     18,300  SH        DEFINED (1)           X

NBTY INC                             COM            628782104    6368    270,984  SH        DEFINED (1)           X

NORTHWEST AIRLINES JAN 005 LT
 OPTIONS EXP 1/21/06                 COM            667280101     120    180,000  SH  PUT   DEFINED (1)           X

NRG ENERGY INC                       COM  NEW       629377508  108085  2,537,200  SH        DEFINED (1)           X

OLYMPIC STL OCT 015 PSE              COM            68162K106     611     35,000  SH  PUT   DEFINED (1)           X

REGIS CORP MINN                      COM            758932107   16701    441,600  SH        DEFINED (1)           X

REUTERS GROUP PLC                    SPONSORED ADR  76132M102      99      2,500  SH        DEFINED (1)           X

SARA LEE CORP                        COM            803111103   11948    630,500  SH        DEFINED (1)           X

SIGMA-ALDRICH CORP                   COM            826552101     641     10,000  SH        DEFINED (1)           X

TALBOTS INC                          COM            874161102   16357    546,700  SH        DEFINED (1)           X

TENET HEALTHCARE CORP                COM            88033G100   39569  3,523,550  SH        DEFINED (1)           X

TJX COS INC NEW                      COM            872540109    2089    102,000  SH        DEFINED (1)           X

UTSTARCOM INC                        COM            918076100     131     16,000  SH        DEFINED (1)           X

UTSTARCOM INC SUB NT CONV            NOTE .875% 3/0 918076AB6    7975 10,000,000 PRN        DEFINED (1)           X

WAL-MART STORES INC                  COM            931142103   12489    285,000  SH        DEFINED (1)           X

(1) Courage Investments, Inc. is the general partner of private investment funds managed by the Reporting Manager. Although the Reporting Manager has discretion over the investment and voting decisions with respect to securities beneficially owned by such funds, the Reporting Manager may be deemed to share such investment and voting discretion with Courage Investments, Inc. Similarly, the Reporting Manager exercises discretion over investment and voting decisions with respect to securities beneficially owned by other third party accounts managed by it and may be deemed to share such discretion with the beneficial owners of such managed accounts.